Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets

Right-of-use assets

	Property	Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2024	1,642	77	1,719
Additions	-	16	16
Disposals	-	(45)	(45)
Balance as of December 31, 2024	1,642	48	1,690

Accumulated amortization:
Balance as of January 1, 2024	(896)	(44)	(940)
Additions	(263)	(19)	(282)
Disposals	-	30	30
Balance as of December 31, 2024	(1,159)	(33)	(1,192)
	483	15	498

Cost:
Balance as of January 1, 2023	763	180	943
Additions	879	24	903
Disposals	-	(127)	(127)
Balance as of December 31, 2023	1,642	77	1,719

Accumulated amortization:
Balance as of January 1, 2023	(643)	(110)	(753)
Additions	(253)	(34)	(287)
Disposals	-	100	100
Balance as of December 31, 2023	(896)	(44)	(940)
	746	33	779

Schedule of Lease Liabilities

Lease liabilities

	Property	Vehicles	Total
	U.S. dollars in thousands
Balance as of January 1, 2024	871	22	893
Additions	-	12	12
Disposals	-	(12)	(12)
Interest expense	131	1	132
Payments	(391)	(14)	(405)
Balance as of December 31, 2024	611	9	620

Short-term lease liabilities	350	9	359
Long-term lease liabilities	260	1	261
Balance as of December 31, 2024	610	10	620

Balance as of January 1, 2023	153	64	217
Additions	880	21	901
Disposals	-	(27)	(27)
Interest expense	87	1	88
Payments	(249)	(37)	(286)
Balance as of December 31, 2023	871	22	893

Short-term lease liabilities	358	12	370
Long-term lease liabilities	513	10	523
Balance as of December 31, 2023	871	22	893